UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Aerospace and defense (5.6%)

B/E Aerospace, Inc.(NON)			1,500	$110,730

European Aeronautic Defence and Space Co. (France)			2,490	158,644

Honeywell International, Inc.			6,504	540,092

Precision Castparts Corp.			637	144,752

United Technologies Corp.			5,270	568,211

				1,522,429
Airlines (0.5%)

Delta Air Lines, Inc.(S)			5,730	135,171

				135,171
Auto components (1.9%)

Johnson Controls, Inc.			8,020	332,830

TRW Automotive Holdings Corp.(NON)			2,690	191,824

				524,654
Beverages (2.6%)

Beam, Inc.			2,730	176,495

Brown-Forman Corp. Class B			1,960	133,535

Coca-Cola Enterprises, Inc.			5,570	223,970

PepsiCo, Inc.			2,370	188,415

				722,415
Biotechnology (5.0%)

Celgene Corp.(NON)			3,170	487,958

Cubist Pharmaceuticals, Inc.(NON)			1,830	116,297

Gilead Sciences, Inc.(NON)			8,670	544,823

Grifols SA ADR (Spain)			3,530	106,888

Vertex Pharmaceuticals, Inc.(NON)			1,350	102,357

				1,358,323
Building products (0.9%)

Fortune Brands Home & Security, Inc.			5,710	237,707

				237,707
Capital markets (1.8%)

Charles Schwab Corp. (The)			14,700	310,758

Greenhill & Co., Inc.			2,210	110,235

Morgan Stanley			2,850	76,808

				497,801
Chemicals (3.5%)

Albemarle Corp.			1,770	111,404

Celanese Corp. Ser. A			2,409	127,171

Ecolab, Inc.			1,160	114,562

LyondellBasell Industries NV Class A			2,460	180,146

Monsanto Co.			4,049	422,594

				955,877
Commercial services and supplies (1.3%)

KAR Auction Services, Inc.			5,160	145,564

Tyco International, Ltd.			5,996	209,740

				355,304
Communications equipment (3.2%)

Alcatel-Lucent ADR (France)(NON)(S)			16,630	58,704

Cisco Systems, Inc.			9,280	217,338

Oplink Communications, Inc.(NON)			5,640	106,145

Polycom, Inc.(NON)			5,092	55,605

Qualcomm, Inc.			6,350	427,736

				865,528
Computers and peripherals (6.3%)

Apple, Inc.			2,324	1,107,967

EMC Corp.			15,636	399,656

NetApp, Inc.(S)			2,200	93,764

SanDisk Corp.(S)			2,241	133,362

				1,734,749
Construction materials (0.3%)

Eagle Materials, Inc.			1,130	81,982

				81,982
Containers and packaging (0.2%)

Sealed Air Corp.			2,416	65,691

				65,691
Diversified financial services (1.7%)

Citigroup, Inc.			4,190	203,257

CME Group, Inc.			3,460	255,625

				458,882
Electrical equipment (1.0%)

Eaton Corp PLC			1,415	97,409

Schneider Electric SA (France)			2,120	179,281

				276,690
Energy equipment and services (2.8%)

Halliburton Co.			3,930	189,230

Key Energy Services, Inc.(NON)(S)			8,120	59,195

McDermott International, Inc.(NON)			9,150	67,985

Oil States International, Inc.(NON)			1,120	115,875

Schlumberger, Ltd.			3,875	342,395

				774,680
Food and staples retail (2.1%)

Costco Wholesale Corp.			2,410	277,439

CVS Caremark Corp.			3,390	192,383

Whole Foods Market, Inc.(S)			1,834	107,289

				577,111
Food products (0.9%)

Mead Johnson Nutrition Co.			2,590	192,333

S&W Seed Co.(NON)(S)			8,070	67,546

				259,879
Health-care equipment and supplies (2.9%)

Baxter International, Inc.			3,520	231,229

Covidien PLC			4,390	267,527

GenMark Diagnostics, Inc.(NON)(S)			9,520	115,668

Zimmer Holdings, Inc.			2,040	167,566

				781,990
Health-care providers and services (1.8%)

Aetna, Inc.			1,442	92,317

Catamaran Corp.(NON)			2,840	130,498

Express Scripts Holding Co.(NON)			2,920	180,398

Premier, Inc. Class A(NON)			146	4,628

UnitedHealth Group, Inc.			1,270	90,945

				498,786
Hotels, restaurants, and leisure (3.7%)

Bloomin' Brands, Inc.(NON)			7,083	167,230

Marriott International, Inc. Class A			4,750	199,785

Starbucks Corp.			5,462	420,410

Wyndham Worldwide Corp.			3,810	232,296

				1,019,721
Household durables (0.4%)

Whirlpool Corp.			790	115,688

				115,688
Independent power producers and energy traders (0.3%)

Calpine Corp.(NON)			4,660	90,544

				90,544
Industrial conglomerates (0.6%)

Siemens AG (Germany)			1,470	177,113

				177,113
Insurance (1.4%)

American International Group, Inc.			1,990	96,774

Aon PLC			440	32,754

Hartford Financial Services Group, Inc. (The)(S)			4,850	150,932

Prudential PLC (United Kingdom)			5,144	95,851

				376,311
Internet and catalog retail (4.3%)

Amazon.com, Inc.(NON)			1,379	431,131

Bigfoot GmbH (acquired 8/2/13, cost $21,981) (Private) (Brazil)(F)(RES)(NON)			1	16,789

Ctrip.com International, Ltd. ADR (China)(NON)			1,670	97,578

Priceline.com, Inc.(NON)			585	591,406

Zalando GmbH (acquired 9/30/13, cost $44,839) (Private) (Germany)(F)(RES)(NON)			1	38,114

				1,175,018
Internet software and services (8.4%)

eBay, Inc.(NON)			8,490	473,657

Facebook, Inc. Class A(NON)			7,240	363,738

Google, Inc. Class A(NON)			1,347	1,179,838

Yahoo!, Inc.(NON)			5,110	169,448

Yandex NV Class A (Russia)(NON)			2,690	97,970

				2,284,651
IT Services (4.1%)

Cognizant Technology Solutions Corp.(NON)			2,470	202,836

Computer Sciences Corp.			2,820	145,907

FleetCor Technologies, Inc.(NON)			1,030	113,465

Visa, Inc. Class A			3,450	659,295

				1,121,503
Life sciences tools and services (1.4%)

PerkinElmer, Inc.			2,180	82,295

Thermo Fisher Scientific, Inc.			3,150	290,273

				372,568
Machinery (1.1%)

Joy Global, Inc.(S)			1,610	82,174

TriMas Corp.(NON)			3,500	130,550

Wabtec Corp.			1,380	86,761

				299,485
Marine (0.4%)

Kirby Corp.(NON)			1,130	97,802

				97,802
Media (3.0%)

CBS Corp. Class B			5,070	279,661

DISH Network Corp. Class A			1,820	81,918

Liberty Global PLC Ser. C (United Kingdom)(NON)			3,480	262,496

Viacom, Inc. Class B			2,280	190,562

				814,637
Metals and mining (0.1%)

Glencore Xstrata PLC (United Kingdom)			6,970	37,992

				37,992
Multiline retail (0.8%)

Dollar General Corp.(NON)			3,686	208,112

				208,112
Oil, gas, and consumable fuels (3.1%)

Anadarko Petroleum Corp.			1,810	168,312

Energy Transfer Equity L.P.			1,990	130,902

EOG Resources, Inc.			780	132,038

Gulfport Energy Corp.(NON)			2,250	144,765

Kodiak Oil & Gas Corp.(NON)			17,200	207,432

QEP Resources, Inc.			2,470	68,394

				851,843
Paper and forest products (0.6%)

International Paper Co.			3,450	154,560

				154,560
Personal products (0.5%)

Coty, Inc. Class A(NON)			7,822	126,795

				126,795
Pharmaceuticals (4.4%)

AbbVie, Inc.			2,380	106,457

Actavis PLC(NON)			2,430	349,920

Allergan, Inc.			2,630	237,884

AstraZeneca PLC ADR (United Kingdom)(S)			2,390	124,113

Eli Lilly & Co.			4,730	238,061

Sanofi ADR (France)(S)			3,110	157,459

				1,213,894
Real estate investment trusts (REITs) (1.0%)

American Tower Corp. Class A(R)			3,792	281,101

				281,101
Road and rail (0.7%)

Union Pacific Corp.			1,240	192,622

				192,622
Semiconductors and semiconductor equipment (3.4%)

Fairchild Semiconductor International, Inc.(NON)			5,530	76,812

Himax Technologies, Inc. ADR (Taiwan)(S)			5,457	54,570

Lam Research Corp.(NON)			6,610	338,366

Magnachip Semiconductor Corp. (South Korea)(NON)			4,504	96,971

Micron Technology, Inc.(NON)			13,690	239,164

Ultratech, Inc.(NON)(S)			412	12,484

Xilinx, Inc.(S)			2,377	111,386

				929,753
Software (2.8%)

Electronic Arts, Inc.(NON)			6,170	157,644

Oracle Corp.			5,996	198,887

QLIK Technologies, Inc.(NON)			1,970	67,453

Red Hat, Inc.(NON)			3,680	169,795

SS&C Technologies Holdings, Inc.(NON)			4,227	161,049

				754,828
Specialty retail (2.3%)

Bed Bath & Beyond, Inc.(NON)			1,132	87,572

Foot Locker, Inc.			2,470	83,832

Lowe's Cos., Inc.			4,460	212,341

TJX Cos., Inc. (The)			4,540	256,011

				639,756
Textiles, apparel, and luxury goods (1.5%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			2,300	171,396

NIKE, Inc. Class B			2,110	153,270

Tumi Holdings, Inc.(NON)			4,020	81,003

				405,669
Tobacco (2.1%)

Japan Tobacco, Inc. (Japan)			4,700	168,788

Philip Morris International, Inc.			4,640	401,778

				570,566
Wireless telecommunication services (0.1%)

RingCentral, Inc. Class A(NON)			1,145	20,633

				20,633

Total common stocks (cost $19,348,333)				$27,018,814

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	12,850	$9,612

Total warrants (cost $12,979)				$9,612

SHORT-TERM INVESTMENTS (6.9%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014			$6,000	$6,000

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013			3,000	3,000

Putnam Short Term Investment Fund 0.06%(AFF)			579,775	579,775

Putnam Cash Collateral Pool, LLC 0.13%(d)			1,288,037	1,288,037

Total short-term investments (cost $1,876,809)				$1,876,812

TOTAL INVESTMENTS

Total investments (cost $21,238,121)(b)				$28,905,238

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	1,869	$—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTPU2P) of common stocks	$(7,169)
baskets	1,550	—	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	381

Total						$(6,788)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,344,835.
(b)	The aggregate identified cost on a tax basis is $21,351,285, resulting in gross unrealized appreciation and depreciation of $7,798,137 and $244,184, respectively, or net unrealized appreciation of $7,553,953.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $61,628, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$306,431	$279,890	$586,321	$44	$—
	Putnam Short Term Investment Fund *	—	3,606,417	3,026,642	90	579,775
	Totals	$306,431	$3,886,307	$3,612,963	$134	$579,775
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,261,232.
The fund received cash collateral of $1,288,037, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $6,770 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,788 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$4,848,352	$—	$54,903
Consumer staples	2,256,766	—	—
Energy	1,626,523	—	—
Financials	1,614,095	—	—
Health care	4,225,561	—	—
Industrials	3,294,323	—	—
Information technology	7,691,012	—	—
Materials	1,296,102	—	—
Telecommunication services	20,633	—	—
Utilities	90,544	—	—
Total common stocks	26,963,911	—	54,903
Warrants	9,612	—	—
Short-term investments	579,775	1,297,037	—

Totals by level	$27,553,298	$1,297,037	$54,903

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(6,788)	$—

Totals by level	$—	$(6,788)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$9,993	$7,169

Total	$9,993	$7,169

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$100,000
Warrants (number of warrants)	13,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Deutsche Bank AG	Goldman Sachs Bank USA	Total

	Assets:
	OTC Total return swap contracts*#	$381	$—	$381
	Securities on loan	—	1,261,232	1,261,232

	Total Assets	$381	$1,261,232	$1,261,613

	Liabilities:
	OTC Total return swap contracts*#	7,169	—	7,169

	Total Liabilities	$7,169	$—	$7,169

	Total Financial and Derivative Net Assets	$(6,788)	$1,261,232	$1,254,444
	Total collateral received (pledged)##†	$—	$1,261,232	$1,261,232
	Net amount	$(6,788)	$—	$(6,788)

*	Excludes premiums.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013